Shareholder Report		6 Months Ended
		Jun. 30, 2025 USD ($)	May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		RBB FUND, INC.
Entity Central Index Key		0000831114
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
SGI Enhanced Market Leaders ETF
Shareholder Report [Line Items]
Fund Name		SGI Enhanced Market Leaders ETF
Class Name		SGI Enhanced Market Leaders ETF
Trading Symbol		LDRX
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the SGI Enhanced Market Leaders ETF (the “Fund”) for the period ofJanuary 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-617-0004
Additional Information Website		https://sgiam.com/literature/
Expenses [Text Block]	[1]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Market Leaders ETF	$32	0.63%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.63%
Material Change Date		May 05, 2025
Updated Performance Information Location [Text Block]		Visit https://sgiam.com/literature/ for more recent performance information.
Net Assets			$ 181,064,135
Holdings Count | $ / shares			40
Investment Company Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]		KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$181,064,135
Number of Holdings	40
Portfolio Turnover	0%

Holdings [Text Block]	[2]

Top 10 Issuers	(% of net assets)
Microsoft Corp.	9.0%
Apple, Inc.	6.0%
Oracle Corp.	6.0%
JPMorgan Chase & Co.	5.8%
Abbott Laboratories	5.3%
Moody’s Corp.	4.7%
Emerson Electric Co.	4.4%
Air Products and Chemicals, Inc.	4.3%
Union Pacific Corp.	4.1%
Walt Disney Co.	4.1%

Top Sectors*	(% of net assets)
Information Technology	27.1%
Financials	13.9%
Industrials	12.1%
Health Care	11.5%
Communication Services	10.5%
Consumer Staples	6.9%
Materials	6.8%
Consumer Discretionary	6.0%
Energy	3.9%
Cash & Other	1.3%

Material Fund Change [Text Block]
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective May 5, 2025, Summit Global Investments LLC (the “Adviser”) serves as the investment adviser to the Fund.  SG Trading Solutions, LLC (“SG Trading Solutions” or “Sub-Adviser”) serves as the investment sub-adviser to the Fund.
Changes to Fund’s Investment Objective or Goals:
The investment objective of the Fund is to seek capital appreciation and current income.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
David Harden and Aash Shah serve as Portfolio Managers of the Fund.
Changes to Fund’s Principal Risks:
Affiliated Fund Risk, Common Stock Risk, Convertible Securities Risk,  Cyber Security Risk, Derivatives Risk, Dividend-Paying Securities Risk, Equity Markets Risk, ETF Risk, Authorized Participants, Market Makers and Liquidity Providers Concentration Risk, Cash Transactions Risk, Secondary Market Trading Risk, Shares May Trade at Prices Other Than NAV Risk, Inflation and Deflation Risk, Investment Companies and ETFs Risk, Large-Cap Companies Risk, Large Shareholder Risk, Leverage Risk, Liquidity Risk, Management Risk, Market Risk, Non-Diversification Risk, Opportunity Risk, Options Risk, Over-the-Counter Risk, Price Participation Risk, Referenced Index Risk, Securities Lending Risk, Temporary Investments,  U.S. Government Obligations Risk, Valuation Risk, Warrants Risk are the principal risks of the Fund.
Changes to Shareholder Fees (fees paid directly from your investment).
The Fund pays the Adviser a Unitary Management fee that is computed and paid monthly at an annual rate of 0.50%
Changes to the Fund’s Principal Investment Strategy:
80% of the net assets of the portfolio (including borrowings for investment purposes) in securities of large-capitalization companies, which the Fund considers to be those companies listed within the Russell 1000® Index or  S&P 500® Index. The Fund also uses an actively traded put and call options strategy that writes/sells options with deep out-of-the-money strike prices generally having an expiration date within 1-7 days to generate income.
Fund Name Change:
Effective May 5, 2025, the Chestnut Street Exchange Fund was reorganized into the Fund.
Other Material Fund Changes:

Accountant Change Statement [Text Block]		The Auditor has been changed from Cohen & Company, Ltd. to Tait, Weller, & Baker, LLP

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.